Expense Example - State Street Prime Money Market ETF - State Street Prime Money Market ETF	Feb. 05, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	$ 58